OPPENHEIMER CHAMPION INCOME FUND
Annual Report September 30, 1995

[PHOTO]

"We need our money to  W O R K  as hard as it can."



[LOGO]OPPENHEIMERFUNDS-c-

          This Fund is for people who want HIGH INCOME and the potential for growth.

N E W S

"The Fund's standout
features are its low
[relative] risk and
appealing long-term
returns."
--Morningstar Mutual Funds
  September 15, 1995

-------------------
STANDARDIZED YIELDS
-------------------
For the 30 Days Ended 9/30/95:(3)

Class A
-------------------
7.66%
-------------------
Class C
-------------------
7.27%
-------------------
THE FUND'S CLASS A SHARES
ARE RANKED * * * * AMONG
773 TAXABLE BOND FUNDS AS
OF 9/30/95 BY
MORNINGSTAR MUTUAL FUNDS.(4)

------------------------
HOW YOUR FUND IS MANAGED
------------------------
Oppenheimer Champion Income Fund seeks high current income with a secondary objective of capital growth. The Fund invests in high-yielding, lower-rated corporate bonds. These types of securities often offer among the highest income levels available from any type of fixed income investment to help provide the potential for long-term growth.

-----------
PERFORMANCE
-----------
Total returns at net asset value for the 12 months ended 9/30/95 for Class A and C shares were 10.09% and 9.16%, respectively.(1)
     Your Fund's average annual total returns at maximum offering price for Class A shares for the 1- and 5-year periods ended 9/30/95 and since inception of the Class on 11/16/87 were 4.86%, 14.10% and 12.57%, respectively. For Class C shares, average annual total returns for the 1- year period ended 9/30/95 and since inception of the Class on 12/1/93 were 8.16% and 5.54%, respectively.(2)

-------
OUTLOOK
-------
"In this environment, returns from all bond categories should come primarily from income, so high yield bonds should continue to offer significant advantages, especially in a steady economy. New supply has been strong, but demand has been even stronger, which is another positive for the market."
                                           Ralph Stellmacher, Portfolio Manager
                                                             September 30, 1995

All figures assume reinvestment of dividends and capital gains distributions. Past performance is not indicative of future results. Investment and principal value on an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
1. Based on the change in net asset value per share for the periods shown, without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.
2. Class A returns show results of hypothetical investments on 9/30/94, 9/30/90 and 11/16/87 (inception of class), after deducting the current maximum initial sales charge of 4.75%. The Fund's maximum sales charge rate for Class A shares was higher during a portion of some of the periods shown, and actual investment results would be different as a result. Certain Class B performance is not yet available because Class B shares were first publicly offered on 10/1/95. Class C returns show results of hypothetical investments on 9/30/94 and 12/1/93 (inception of class), with the 1% contingent deferred sales charge deducted for the 1-year result. An explanation of the different returns is in the Fund's prospectus.
3. Standardized yield is net investment income calculated on a yield-to-maturity basis for the 30-day period ended 9/30/95, divided by the maximum offering price at the end of the period, compounded semiannually and then annualized. Falling net asset values will tend to artificially raise yields.
4. Source: Morningstar Mutual Funds, 9/30/95. Morningstar, Inc., an independent mutual fund monitoring service, produces proprietary monthly rankings of funds in broad investment categories (equity, taxable bond, tax-exempt bond, or "hybrid") based on risk-adjusted investment return, after considering sales charges and expenses. Investment return measures a fund's (or class's) 3-, 5- and 10-year (depending on the inception of the class or fund) average annual total returns in excess of 90-day U.S. Treasury bill returns. Risk measures a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and returns are combined to produce star rankings, reflecting performance relative to the average fund in a fund's category. Five stars is the highest ranking (top 10%), and 1 star is the lowest (bottom 1%). The 4-star current ranking is a weighted average of the 3- and 5-year rankings for the class, which were 4 and 5 stars, weighted 40%/60%, respectively. The Fund was ranked among 773 taxable bond funds. Rankings are subject to change. The Fund's Class A and C shares have the same portfolio.

2  Oppenheimer Champion Income Fund

[PHOTO]

James C. Swain
Chairman
Oppenheimer Champion
Income Fund

[PHOTO]

Jon S. Fossel
President
Oppenheimer Champion
Income Fund

DEAR OPPENHEIMERFUNDS SHAREHOLDER,

Although the U.S. stock market has received much of the media attention this year, the bond market has also turned in an excellent performance thus far in 1995. The driving force: steadily falling long-term interest rates along with an expectation that inflation would remain low.
     As you may know, inflation erodes the purchasing power of future income because bonds pay a fixed rate of income over a fixed time period. Therefore, as a result of low inflation expectations and slower, more stable economic growth, investors had a greater demand for bonds and, as such, prices rose and yields fell.
     Unlike short-term interest rates, which are affected primarily by the actions of the Federal Reserve Board, long-term interest rates are driven by investors expectations. So even though long-term interest rates were falling, short-term interest rates were not generally declining until July 6, when the Fed cut short-term rates for the first time in three years in an attempt to stimulate the weakening U.S. economy in second quarter. Back in 1994, the surging economy caused the Fed to increase interest rates seven times prior to its July 6 rate cut--and those rate hikes were primarily responsible for the poor performance of the U.S. bond market last year. But investors who remained patient and stayed the course have been rewarded in 1995.
     And, although the economy has shown a variety of mixed signals recently, we believe the Federal Reserve will not return to a tightening policy any time in the near future. Indeed, the Fed appears to have successfully engineered a "soft landing" for the U.S. economy, one in which growth is moderate and inflation almost nonexistent.
     This two-year period is an excellent example of why investors need to maintain their objectivity and perspective. Like all markets, there will be volatility in bonds from year to year but, over time, the fixed income markets should tend to provide strong current income relative to inflation, and capital appreciation and depreciation typically offset each other. As a result of the Fed's change in policy, we believe we're now in a period in which capital gains and losses will again take a back seat to income as the main driver behind bond investing.
     At the same time, the U.S. dollar has strengthened against major overseas currencies as both Japan and Germany continue to reduce interest rates to stimulate their economies--actions which make the U.S. bond market relatively more attractive to foreign investors. So as a result of international market forces, a moderate U.S. economic environment, and the Fed's anti-inflationary goal, we expect interest rates to remain relatively stable. And finally, as mentioned in a recent mailing to you, your Fund's name changed to Oppenheimer Champion Income Fund on October 1, 1995, to reflect its greater diversification potential. Thank you for your confidence in OppenheimerFunds, and we look forward to helping you reach your investment goals in the future.

/S/James C. Swain                             /S/Jon S. Fossel
   James C. Swain                                Jon S. Fossel

October 23, 1995

3  Oppenheimer Champion Income Fund

Q & A
[PHOTO]       [PHOTO]

Q What is your OUTLOOK for the fund?

AN INTERVIEW WITH YOUR FUND'S MANAGER.

HIGH YIELD BONDS HAVE CHARACTERISTICS OF BOTH STOCKS AND BONDS. TO WHAT EXTENT HAVE THEY PARTICIPATED IN THE UPSWINGS IN BOTH MARKETS?

The high yield market has been performing very well, benefiting mostly from the general decline in interest rates that took place over the first half of the year. This drop in rates caused price appreciation in high yield bonds just as it did in the general market.
     On the equity side of the equation, high yield bonds' performance has been influenced positively by changes in economic news. Now that the Federal Reserve has cut rates and the economy seems safe from recession, prices have climbed and yields, while still offering an impressive advantage over Treasuries, are somewhat lower.

HOW HAS THE FEDERAL RESERVE'S DRAMATIC CHANGE IN POLICY ALTERED YOUR INVESTMENT STRATEGY?

Early in 1994, the difference in yields on higher-rated bonds versus lower-rated bonds was small, yet we had a fear of recession. This fear made us fairly conservative; thus, we held higher-quality bonds. In June, the Federal Reserve eased monetary policy, which should lengthen the business cycle, pushing our concerns about recession further off into the future.
     Now, the difference between higher- and lower-rated bonds is larger. In this environment, we've become more aggressive, still emphasizing strong companies primarily in the B, B+ and BB- ratings range. A steady economy bodes well for their businesses and their bonds offer higher income than their better-rated counterparts, though with somewhat more risk. In general, we're avoiding the lowest ratings because, although they pay the highest

[PHOTO]

4  Oppenheimer Champion Income Fund
income, they also carry the highest risk of default of principal or interest in any economic environment.(1)

FACING PAGE

Top left:  Ralph Stellmacher,
Portfolio Manager

Top right:  The trading desk

Bottom:  Len Darling, Executive VP,
Director of Fixed Income Investing,
consults with Jon Fossel

THIS PAGE
Top and bottom:  Ralph Stellmacher

[PHOTO]

A HIGH YIELD BONDS SHOULD CONTINUE TO OFFER SIGNIFICANT ADVANTAGES.

WHAT TYPES OF COMPANIES WOULD YOU EXPECT TO DO WELL IN THE CURRENT ENVIRONMENT?

We're looking for companies that can do well in a slower but steady economy. We've been adding bonds for their individual attributes in insurance companies, supermarkets, and restaurants.
     In addition, we're anticipating that the media sector as a whole will benefit from pending legislative approval of a cable and broadcasting deregulation bill.

WHAT OTHER CHANGES HAVE YOU MADE IN THE PORTFOLIO OVER THE YEAR?

Recently, we've taken some profits in gaming companies. This sector suffered in '94, allowing us to buy bonds at attractive prices early this year. Since then, profitability in many of these companies has improved, and the prices of their bonds have followed. We're also reducing our holdings in paper and container board companies. While we continue to see strong operations and, as a result, potentially improving balance sheets, inventories are beginning to increase for companies in this sector, which could force them to reduce prices in the future. In the retail sector, we still have some concerns about consumer purchasing power, so we're reducing overall holdings there slightly.

WHAT IS YOUR OUTLOOK FOR THE MARKET AND THE FUND?

Without another major interest rate change, we don't expect to see further dramatic appreciation or depreciation in the high yield market this year. In this environment, returns from all bond categories should come primarily from income, so high yield bonds should continue to offer significant advantages, especially in a steady economy. New supply has been strong, but demand has been even stronger, which is another positive for the market.
     Still, we believe income will be the key. We'll continue to work to maximize income while seeking to avoid unnecessary risks as the year progresses./ /

[PHOTO]

1.  The Fund's portfolio is subject to change.

5  Oppenheimer Champion Income Fund

                    ---------------------------------------------
                    STATEMENT OF INVESTMENTS   September 30, 1995
                    ---------------------------------------------
                                                                                                         FACE           MARKET VALUE
                                                                                                         AMOUNT(1)      SEE NOTE 1
===================================================================================================================================
MORTGAGE-BACKED OBLIGATIONS--2.9%
-----------------------------------------------------------------------------------------------------------------------------------
                    Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Securities:
                    Trust 218, Cl. 2, 16.521%, 4/25/23(2)                                                $ 4,861,270    $ 1,436,353
                    Trust 240, Cl. 2, 11.715%, 9/25/23(2)                                                  3,063,474        961,405
                    Trust 252, Cl. 2, 13.914%, 11/25/23(2)                                                 4,829,306      1,454,828
                    ---------------------------------------------------------------------------------------------------------------
                    Government National Mortgage Assn., 6%, 10/1/25(13)                                    4,400,000      4,408,250
                    ---------------------------------------------------------------------------------------------------------------
                    Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
                    Series 1994-C2, Cl. E, 8%, 4/25/25                                                       504,484        458,450
                    Series 1995-C1, Cl. F, 6.90%, 2/25/07                                                    477,067        413,707
                                                                                                                        -----------
                    Total Mortgage-Backed Obligations (Cost $9,225,035)                                                   9,132,993
===================================================================================================================================
U.S. GOVERNMENT OBLIGATIONS--12.9%
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY--12.9%     U.S. Treasury Nts.:
                    8.875%, 11/15/97                                                                       30,000,000    31,781,250
                    9.25%, 1/15/96                                                                          9,575,000     9,673,736
                                                                                                                        -----------
                    Total U.S. Government Obligations (Cost $41,386,078)                                                 41,454,986
===================================================================================================================================
FOREIGN GOVERNMENT OBLIGATIONS--1.0%
-----------------------------------------------------------------------------------------------------------------------------------
                    Banco Nacional de Comercio Exterior SNC
                    International Finance BV Gtd. Bonds, 8%, 8/5/03                                           500,000       400,625
                    ---------------------------------------------------------------------------------------------------------------
                    Ecuador (Republic of) Disc. Bonds, 6.812%, 2/28/25(3)                                   1,500,000       740,550
                    ---------------------------------------------------------------------------------------------------------------
                    Germany (Republic of) Debs., Bundesrepublic Deutscheland,
                    Series 95, 7.375%, 1/3/05DEM                                                            2,700,000     1,983,425
                                                                                                                        -----------
                    Total Foreign Government Obligations (Cost $3,209,535)                                                3,124,600
===================================================================================================================================
MUNICIPAL BONDS AND NOTES--0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                    San Joaquin Hills, California Transportation Corridor
                    Agency Toll Road Capital Appreciation Revenue Bonds,
                    Jr. Lien, Zero Coupon, 1/1/28 (Cost $789,595)                                          13,500,000     1,016,861
===================================================================================================================================
CORPORATE BONDS AND NOTES--74.1%
-----------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY--9.1%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.5%     NL Industries, Inc.:
                    0%/13% Sr. Sec. Disc. Nts., 10/15/05(4)                                                   640,000       478,400
                    11.75% Sr. Sec. Nts., 10/15/03                                                          1,600,000     1,696,000
                    ---------------------------------------------------------------------------------------------------------------
                    OSI Specialties Holding Co., 0%/11.50% Sr. Sec. Disc. Debs., Series B, 4/15/04(4)       3,000,000     2,445,000
                    ---------------------------------------------------------------------------------------------------------------
                    OSI Specialties, Inc., 9.25% Sr. Sub. Nts., 10/1/03                                       200,000       219,000
                                                                                                                        -----------
                                                                                                                          4,838,400
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS--1.7%    Owens-Illinois, Inc., 11% Sr. Debs., 12/1/03                                             2,445,000    2,695,613
                    ---------------------------------------------------------------------------------------------------------------
                    U.S. Can Co., 13.50% Sr. Sub. Nts., 1/15/02                                              2,500,000    2,750,000
                                                                                                                        -----------
                                                                                                                          5,445,613
-----------------------------------------------------------------------------------------------------------------------------------
METALS/MINING--1.7% Carbide/Graphite Group, Inc. (The), 11.50% Sr. Nts., 9/1/03                              2,000,000    2,135,000
                    ---------------------------------------------------------------------------------------------------------------
                    Kaiser Aluminum & Chemical Corp., 9.875% Sr. Nts., 2/15/02                               3,000,000    3,015,000
                    ---------------------------------------------------------------------------------------------------------------
                    UCAR Global Enterprises, Inc., 12% Sr. Sub. Nts., 1/15/05                                  325,000      370,500
                                                                                                                        -----------
                                                                                                                          5,520,500

                    6  Oppenheimer Champion Income Fund

                                                                                                          FACE          MARKET VALUE
                                                                                                          AMOUNT(1)     SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PAPER--3.8%         APP International Finance Co. BV, 11.75% Gtd. Sec. Nts., 10/1/05                      $  500,000    $   503,750
                    ---------------------------------------------------------------------------------------------------------------
                    Domtar, Inc.:
                    11.25% Debs., 9/15/17                                                                    190,000        207,575
                    12% Nts., 4/15/01                                                                        190,000        219,450
                    ---------------------------------------------------------------------------------------------------------------
                    Gaylord Container Corp.:
                    0%/12.75% Sr. Sub. Disc. Debs., 5/15/05(4)                                               750,000        740,625
                    11.50% Sr. Nts., 5/15/01                                                                 250,000        261,250
                    ---------------------------------------------------------------------------------------------------------------
                    Indah Kiat Finance Co. BV, 12.50% Sr. Gtd. Sec. Nts., Series C, 6/15/06                 2,400,000     2,496,000
                    ---------------------------------------------------------------------------------------------------------------
                    QUNO Corp., 9.125% Sr. Nts., 5/15/05                                                    2,000,000     1,970,000
                    ---------------------------------------------------------------------------------------------------------------
                    Repap New Brunswick, Inc., 9.875% First Priority Sr. Sec. Nts., 7/15/00                 1,300,000     1,309,750
                    ---------------------------------------------------------------------------------------------------------------
                    Riverwood International Corp., 11.25% Sr. Sub. Nts., 6/15/02                            1,100,000     1,199,000
                    ---------------------------------------------------------------------------------------------------------------
                    SD Warren Co., 12% Sr. Sub. Nts., 12/15/04                                              2,350,000     2,608,500
                    ---------------------------------------------------------------------------------------------------------------
                    Stone Container Corp., 10.75% First Mtg. Nts., 10/1/02                                    650,000       677,625
                                                                                                                        -----------
                                                                                                                         12,193,525
-----------------------------------------------------------------------------------------------------------------------------------
STEEL--0.4%         AK Steel Corp., 10.75% Gtd. Sr. Nts., 4/1/04                                              800,000       858,000
                    ---------------------------------------------------------------------------------------------------------------
                    Armco, Inc., 8.50% Sinking Fund Debs., 9/1/01                                             275,000       261,250
                                                                                                                         ----------
                                                                                                                          1,119,250
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER-RELATED--19.5%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS   Coleman Holdings, Inc., Zero Coupon Sr. Sec. Disc. Nts., Series B, 5/27/98              4,580,000     3,629,650
--4.3%              ---------------------------------------------------------------------------------------------------------------
                    Harman International Industries, Inc., 12% Sr. Sub. Nts., 8/1/02                        2,400,000     2,652,000
                    ---------------------------------------------------------------------------------------------------------------
                    International Semi-Tech Microelectronics, Inc.,
                    0%/11.50% Sr. Sec. Disc. Nts., 8/15/03(4)                                               4,440,000     2,375,400
                    ---------------------------------------------------------------------------------------------------------------
                    Repap Wisconsin, Inc.:
                    9.25% First Priority Sr. Sec. Nts., 2/1/02                                              2,620,000     2,534,850
                    9.875% Sr. Nts., 5/1/06                                                                   545,000       528,650
                    ---------------------------------------------------------------------------------------------------------------
                    Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts., 3/15/98                        1,450,000     1,065,750
                    ---------------------------------------------------------------------------------------------------------------
                    Samsonite Corp., 11.125% Sr. Sub. Nts., 7/15/05(5)                                        960,000       936,000
                                                                                                                        -----------
                                                                                                                         13,722,300
-----------------------------------------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/     Consolidated Cigar Corp., 10.50% Sr. Sub. Nts., 3/1/03                                  2,845,000     2,845,000
TOBACCO--2.4%       ---------------------------------------------------------------------------------------------------------------
                    Cott Corp., 9.375% Sr. Nts., 7/1/05                                                     1,500,000     1,526,250
                    ---------------------------------------------------------------------------------------------------------------
                    Curtice-Burns Foods, Inc., 12.25% Sr. Sub. Nts., 2/1/05                                 1,000,000     1,062,500
                    ---------------------------------------------------------------------------------------------------------------
                    Di Giorgio Corp., 12% Sr. Nts., 2/15/03                                                   450,000       339,750
                    ---------------------------------------------------------------------------------------------------------------
                    Dr. Pepper Bottling Holdings, Inc., 0%/11.625% Sr. Disc. Nts., 2/15/03(4)                 300,000       226,500
                    ---------------------------------------------------------------------------------------------------------------
                    Heileman Acquisition Corp., 9.625% Sr. Sub. Nts., 1/31/04                                 800,000       224,000
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Foods Corp., 11.125% Sr. Nts., Series A, 10/1/02(5)                           1,600,000     1,588,000
                                                                                                                        -----------
                                                                                                                          7,812,000
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE--4.2%    AmeriSource Health Corp., 11.25% Sr. Debs., 7/15/05(6)                                    945,093     1,025,426
                    ---------------------------------------------------------------------------------------------------------------
                    Capstone Capital Corp., 10.50% Cv. Sub. Debs., 4/1/02                                     900,000     1,042,875
                    ---------------------------------------------------------------------------------------------------------------
                    Charter Medical Corp., 11.25% Sr. Sub. Nts., 4/15/04                                    3,070,000     3,330,950
                    ---------------------------------------------------------------------------------------------------------------
                    Healthsouth Rehabilitation Corp., 9.50% Sr. Sub. Nts., 4/1/01                           2,300,000     2,409,250
                    ---------------------------------------------------------------------------------------------------------------
                    Multicare Cos., Inc. (The), 12.50% Sr. Sub. Nts., 7/1/02                                  500,000       567,500
                    ---------------------------------------------------------------------------------------------------------------
                    OrNda Healthcorp, 12.25% Sr. Sub. Nts., 5/15/02                                           750,000       828,750


                    7  Oppenheimer Champion Income Fund

                    --------------------------------------
                    STATEMENT OF INVESTMENTS   (Continued)
                    --------------------------------------
                                                                                                    FACE                MARKET VALUE
                                                                                                    AMOUNT(1)           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE          Quorum Health Group, Inc., 11.875% Sr. Sub. Nts., 12/15/02                      $      750,000      $   832,500
(CONTINUED)         ---------------------------------------------------------------------------------------------------------------
                    Tenet Healthcare Corp., 10.125% Sr. Sub. Nts., 3/1/05                                2,250,000        2,385,000
                    ---------------------------------------------------------------------------------------------------------------
                    Total Renal Care, Inc., Units (each unit consists of $1,000 principal amount of 0%/12% sr. sub. disc. nts., 8/15/04 and nine shares
                    of non-voting class B common stock)(4)(7)                                            1,000,000          955,000
                                                                                                                        -----------
                                                                                                                         13,377,251
-----------------------------------------------------------------------------------------------------------------------------------
HOTEL/GAMING--4.8%  Arizona Charlie's, Inc., 12% First Mtg. Nts., Series A, 11/15/00(8)                    275,000          220,000
                    ---------------------------------------------------------------------------------------------------------------
                    Aztar Corp., 13.75% Sr. Sub. Nts., 10/1/04                                           1,470,000        1,587,600
                    ---------------------------------------------------------------------------------------------------------------
                    Bally's Casino Holdings, Inc., Zero Coupon Sr. Disc. Nts., 6/15/98                     350,000          267,750
                    ---------------------------------------------------------------------------------------------------------------
                    Bally's Park Place Funding, Inc., 9.25% Gtd. First Mtg. Nts., 3/15/04                1,100,000        1,075,250
                    ---------------------------------------------------------------------------------------------------------------
                    Boyd Gaming Corp., 10.75% Sr. Sub. Nts., 9/1/03                                        500,000          522,500
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Gaming International, Inc. Promissory Nts.                                       7,500               --
                    ---------------------------------------------------------------------------------------------------------------
                    Capitol Queen & Casino, Inc., 12% First Mtg. Nts., Series A, 11/15/00(8)               100,000           90,000
                    ---------------------------------------------------------------------------------------------------------------
                    Empress River Casino Finance Corp., 10.75% Gtd. Sr. Nts., 4/1/02                     1,800,000        1,813,500
                    ---------------------------------------------------------------------------------------------------------------
                    GNF Corp., 10.625% Gtd. First Mtg. Nts., Series B, 4/1/03                              200,000          175,000
                    ---------------------------------------------------------------------------------------------------------------
                    Griffin Gaming & Entertainment, Inc., Zero Coupon First Mtg.
                    Non-Recourse Pass-Through Nts., 6/30/00                                              1,010,000          893,850
                    ---------------------------------------------------------------------------------------------------------------
                    HMH Properties, Inc., 9.50% Sr. Sec. Nts., 5/15/05(5)                                1,050,000        1,039,500
                    ---------------------------------------------------------------------------------------------------------------
                    Maritime Group Ltd., Units (each unit consists of $1,000 principal amount of
                    14.25% first mtg. nts., series A, 2/15/97 and one warrant to purchase one share
                    of Palace Casinos, Inc., series A common stock)(5)(7)(9)                               276,577          114,779
                    ---------------------------------------------------------------------------------------------------------------
                    MGM Grand Hotel Finance Corp., 12% First Mtg. Nts., 5/1/02                           1,295,000        1,427,738
                    ---------------------------------------------------------------------------------------------------------------
                    Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts., 11/15/02(5)                   1,000,000        1,042,500
                    ---------------------------------------------------------------------------------------------------------------
                    Players International, Inc., 10.875% Sr. Nts., 4/15/05(5)                              600,000          582,000
                    ---------------------------------------------------------------------------------------------------------------
                    Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05(5)                          1,150,000        1,119,813
                    ---------------------------------------------------------------------------------------------------------------
                    Station Casinos, Inc., 9.625% Sr. Sub. Nts., 6/1/03                                  2,790,000        2,664,450
                    ---------------------------------------------------------------------------------------------------------------
                    Trump Plaza Funding, Inc., 10.875% Gtd. Mtg. Nts., 6/15/01                             350,000          324,625
                    ---------------------------------------------------------------------------------------------------------------
                    Trump Taj Mahal Funding, Inc., 11.35% Debs., Series A, 11/15/99                        300,000          255,542
                    ---------------------------------------------------------------------------------------------------------------
                    Trump's Castle Funding, Inc., 13.875% Sub. Nts., 11/15/05(6)                                40               30
                                                                                                                        -----------
                                                                                                                         15,216,427
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS--1.6%   Carrols Corp., 11.50% Sr. Nts., 8/15/03                                              2,620,000        2,606,900
                    ---------------------------------------------------------------------------------------------------------------
                    Flagstar Corp., 10.75% Sr. Nts., 9/15/01                                             1,800,000        1,687,500
                    ---------------------------------------------------------------------------------------------------------------
                    Foodmaker, Inc., 9.25% Sr. Nts., 3/1/99                                              1,015,000          941,413
                                                                                                                         ----------
                                                                                                                          5,235,813
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL     Consoltex Group, Inc., 11% Gtd. Sr. Sub. Nts., Series B, 10/1/03                       900,000          846,000
--2.2%              ---------------------------------------------------------------------------------------------------------------
                    Fieldcrest Cannon, Inc., 11.25% Sr. Sub. Debs., 6/15/04                                200,000          209,500
                    ---------------------------------------------------------------------------------------------------------------
                    Polymer Group, Inc., 12.75% Sr. Nts., 7/15/02(5)                                       750,000          776,250
                    ---------------------------------------------------------------------------------------------------------------
                    PT Polysindo Eka Perkasa:
                    13% Sr. Nts., 6/15/01                                                                  350,000          362,250
                    Zero Coupon Promissory Nts., 10/23/96IDR                                         3,000,000,000        1,037,688
                    ---------------------------------------------------------------------------------------------------------------
                    Synthetic Industries, Inc., 12.75% Sr. Sub. Debs., 12/1/02                           1,550,000        1,534,500
                    ---------------------------------------------------------------------------------------------------------------
                    WestPoint Stevens, Inc., 9.375% Sr. Sub. Debs., 12/15/05                             2,400,000        2,346,000
                                                                                                                        -----------
                                                                                                                          7,112,188

                    8  Oppenheimer Champion Income Fund

                                                                                                        FACE            MARKET VALUE
                                                                                                        AMOUNT(1)       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--6.4%
-----------------------------------------------------------------------------------------------------------------------------------
                    AmeriGas Partners LP, 10.125% Sr. Nts., 4/15/07                                     $  320,000      $   337,600
                    ---------------------------------------------------------------------------------------------------------------
                    Chesapeake Energy Corp., 10.50% Sr. Nts., 6/1/02                                       750,000          753,750
                    ---------------------------------------------------------------------------------------------------------------
                    Crown Central Petroleum Corp., 10.875% Sr. Nts., 2/1/05                              1,110,000        1,171,050
                    ---------------------------------------------------------------------------------------------------------------
                    Ferrellgas LP/Ferrellgas Finance Corp., 10% Sr. Nts., 8/1/01                         1,400,000        1,463,000
                    ---------------------------------------------------------------------------------------------------------------
                    Giant Industries, Inc., 9.75% Sr. Sub. Nts., 11/15/03                                1,850,000        1,831,500
                    ---------------------------------------------------------------------------------------------------------------
                    Kelley Oil & Gas Corp., 13.50% Sr. Nts., 6/15/99                                     1,100,000        1,061,500
                    ---------------------------------------------------------------------------------------------------------------
                    Maxus Energy Corp.:
                    11.50% Debs., 11/15/15                                                                 500,000          507,500
                    9.875% Nts., 10/15/02                                                                1,100,000        1,078,000
                    ---------------------------------------------------------------------------------------------------------------
                    Nuevo Energy Co., 12.50% Sr. Sub. Nts., 6/15/02                                        560,000          611,800
                    ---------------------------------------------------------------------------------------------------------------
                    OPI International, Inc., 12.875% Gtd. Sr. Nts., 7/15/02                              1,225,000        1,396,500
                    ---------------------------------------------------------------------------------------------------------------
                    Petroleum Heat & Power Co., Inc.:
                    12.25% Sub. Debs., 2/1/05                                                            2,035,000        2,207,975
                    9.375% Sub. Debs., 2/1/06                                                              270,000          252,450
                    ---------------------------------------------------------------------------------------------------------------
                    Plains Resources, Inc., 12% Sr. Sub. Nts., 10/1/99                                     400,000          414,000
                    ---------------------------------------------------------------------------------------------------------------
                    Santa Fe Energy Resources, Inc., 11% Sr. Sub. Debs., 5/15/04                         3,230,000        3,472,250
                    ---------------------------------------------------------------------------------------------------------------
                    Triton Energy Corp., Zero Coupon Sr. Sub. Disc. Nts., 11/1/97                        3,200,000        2,740,000
                    ---------------------------------------------------------------------------------------------------------------
                    Wainoco Oil Corp., 12% Sr. Nts., 8/1/02                                              1,000,000        1,005,000
                    ---------------------------------------------------------------------------------------------------------------
                    Wilrig AS, 11.25% Sr. Sec. Nts., 3/15/04                                               200,000          217,000
                                                                                                                        -----------
                                                                                                                         20,520,875
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES--4.4%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED         ECM Fund, L.P.I., 14% Sub. Nts., 6/10/02(8)                                            477,959          525,755
FINANCIAL--1.0%     ---------------------------------------------------------------------------------------------------------------
                    GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                        2,250,000        2,016,563
                    ---------------------------------------------------------------------------------------------------------------
                    GPA Holland BV, 8.94% Medium-Term Nts., Series C, 2/16/99                              700,000          607,250
                    ---------------------------------------------------------------------------------------------------------------
                    Lomas Financial Corp., 9% Cv. Sr. Nts., 10/31/03                                       600,000          103,500
                                                                                                                          ---------
                                                                                                                          3,253,068
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.4%     American Life Holding Co., 11.25% Sr. Sub. Nts., 9/15/04                             2,220,000        2,353,200
                    ---------------------------------------------------------------------------------------------------------------
                    Chartwell Re Corp., 10.25% Sr. Nts., 3/1/04                                          1,200,000        1,206,000
                    ---------------------------------------------------------------------------------------------------------------
                    Life Partners Group, Inc., 12.75% Sr. Sub. Nts., 7/15/02                             3,000,000        3,345,000
                    ---------------------------------------------------------------------------------------------------------------
                    Reliance Group Holdings, Inc., 9.75% Sr. Sub. Debs., 11/15/03                        2,250,000        2,227,500
                    ---------------------------------------------------------------------------------------------------------------
                    Terra Nova Insurance (UK) Holdings PLC, 10.75% Sr. Nts., 7/1/05                      1,600,000        1,708,000
                                                                                                                        -----------
                                                                                                                         10,839,700
-----------------------------------------------------------------------------------------------------------------------------------
HOUSING-RELATED--3.3%
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS  American Standard, Inc.:
--1.8%              0%/10.50% Sr. Sub. Disc. Debs., 6/1/05(4)                                            2,075,000        1,691,125
                    10.875% Sr. Nts., 5/15/99                                                            1,000,000        1,082,500
                    ---------------------------------------------------------------------------------------------------------------
                    Pacific Lumber Co., 10.50% Sr. Nts., 3/1/03                                            800,000          756,000
                    ---------------------------------------------------------------------------------------------------------------
                    Southdown, Inc., 14% Sr. Sub. Nts., Series B, 10/15/01                                 735,000          821,363
                    ---------------------------------------------------------------------------------------------------------------
                    Triangle Pacific Corp., 10.50% Sr. Nts., 8/1/03                                      1,100,000        1,127,500
                    ---------------------------------------------------------------------------------------------------------------
                    Walter Industries, Inc., 17% Sub. Nts., 1/1/96(9)                                      350,000          222,250
                                                                                                                        -----------
                                                                                                                          5,700,738

                    9  Oppenheimer Champion Income Fund

                    --------------------------------------
                    STATEMENT OF INVESTMENTS   (Continued)
                    --------------------------------------
                                                                                                         FACE           MARKET VALUE
                                                                                                         AMOUNT(1)      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
HOMEBUILDERS/       Beazer Homes USA, Inc., 9% Sr. Nts., 3/1/04                                          $1,200,000     $ 1,122,000
REAL ESTATE--1.5%   ---------------------------------------------------------------------------------------------------------------
                    NVR, Inc., 11% Gtd. Sr. Nts., 4/15/03                                                 1,600,000       1,552,000
                    ---------------------------------------------------------------------------------------------------------------
                    Olympia & York First Canadian Place Ltd., 11% Debs., Series 3, 11/4/49(10)CAD         1,250,000         634,541
                    ---------------------------------------------------------------------------------------------------------------
                    Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Nts., 4/1/02                    1,375,000       1,337,188
                                                                                                                         ----------
                                                                                                                          4,645,729
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING--3.0%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/          Berg Electronics Holdings Corp., 11.375% Sr. Sub. Debs., 5/1/03                       1,000,000       1,060,000
ELECTRONICS/        ---------------------------------------------------------------------------------------------------------------
COMPUTERS--1.0%     Businessland, Inc., 5.50% Sub. Debs., 3/1/07                                            805,000         241,500
                    ---------------------------------------------------------------------------------------------------------------
                    Tracor, Inc., 10.875% Sr. Sub. Nts., 8/15/01                                          1,470,000       1,525,125
                    ---------------------------------------------------------------------------------------------------------------
                    Unisys Corp., 13.50% Credit Sensitive Nts., 7/1/97(3)                                   200,000         217,000
                                                                                                                        -----------
                                                                                                                          3,043,625
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE--1.7%    Aftermarket Technology Corp., 12% Sr. Sub. Nts., Series B, 8/1/04                     2,350,000       2,485,125
                    ---------------------------------------------------------------------------------------------------------------
                    Foamex LP/Foamex Capital Corp.:
                    11.25% Sr. Nts., 10/1/02                                                                450,000         461,250
                    9.50% Sr. Sec. Nts., 6/1/00                                                             200,000         201,000
                    ---------------------------------------------------------------------------------------------------------------
                    JPS Automotive Products Corp., 11.125% Sr. Nts., 6/15/01                                450,000         457,313
                    ---------------------------------------------------------------------------------------------------------------
                    Penda Corp., 10.75% Sr. Nts., Series B, 3/1/04                                          975,000         853,125
                    ---------------------------------------------------------------------------------------------------------------
                    SPX Corp., 11.75% Sr. Sub. Nts., 6/1/02                                                 950,000       1,009,375
                                                                                                                        -----------
                                                                                                                          5,467,188
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--0.3% Imo Industries, Inc.:
                    12% Sr. Sub. Debs., 11/1/01                                                             500,000         516,250
                    12.25% Sr. Sub. Debs., 8/15/97                                                          562,000         568,323
                                                                                                                         ----------
                                                                                                                          1,084,573
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--14.5%
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING--2.1%  New World Communications Group Holding Corp.,
                    Zero Coupon Sr. Disc. Nts., Series B, 6/15/99                                          1,600,000      1,080,000
                    ---------------------------------------------------------------------------------------------------------------
                    Outlet Broadcasting, Inc., 10.875% Sr. Sub. Nts., 7/15/03                              1,000,000      1,055,000
                    ---------------------------------------------------------------------------------------------------------------
                    Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02(5)                         2,000,000      1,967,500
                    ---------------------------------------------------------------------------------------------------------------
                    Sinclair Broadcast Group, Inc.:
                    10% Sr. Sub. Nts., 12/15/03                                                              250,000        255,625
                    10% Sr. Sub. Nts., 9/30/05                                                             1,750,000      1,789,375
                    ---------------------------------------------------------------------------------------------------------------
                    Univision Television Group, Inc., 11.75% Sr. Sub. Nts., 1/15/01                          500,000        540,000
                                                                                                                         ----------
                                                                                                                          6,687,500
-----------------------------------------------------------------------------------------------------------------------------------
CABLE TELEVISION    American Telecasting, Inc., 0%/14.50% Sr. Disc. Nts., 6/15/04(4)                         968,211        559,142
--9.6%              ---------------------------------------------------------------------------------------------------------------
                    Australis Media Ltd., Units (each unit consists of $1,000 principal amount of 0%/14% sr. sub. disc. nts., 5/15/03 and one warrant
                    to purchase 57.721 ordinary shares)(4)(7)                                             2,415,000       1,436,925
                    ---------------------------------------------------------------------------------------------------------------
                    Bell Cablemedia PLC:
                    0%/11.875% Sr. Disc. Nts., 9/15/05(4)(5)                                              2,000,000       1,180,000
                    0%/11.95% Sr. Disc. Nts., 7/15/04(4)                                                  2,050,000       1,383,750

                    10  Oppenheimer Champion Income Fund

                                                                                                      FACE             MARKET VALUE
                                                                                                      AMOUNT(1)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CABLE TELEVISION    Cablevision Industries Corp., 9.25% Sr. Debs., Series B, 4/1/08                   $  400,000        $   426,000
(CONTINUED)         ---------------------------------------------------------------------------------------------------------------
                    Cablevision Systems Corp.:
                    10.75% Sr. Sub. Debs., 4/1/04                                                        200,000            211,750
                    9.875% Sr. Sub. Debs., 2/15/13                                                       600,000            627,000
                    9.875% Sr. Sub. Debs., 4/1/23                                                        400,000            419,000
                    ---------------------------------------------------------------------------------------------------------------
                    Century Communications Corp.:
                    11.875% Sr. Sub. Debs., 10/15/03                                                     700,000            745,500
                    9.50% Sr. Nts., 3/1/05                                                             1,500,000          1,511,250
                    ---------------------------------------------------------------------------------------------------------------
                    Continental Cablevision, Inc.:
                    11% Sr. Sub. Debs., 6/1/07                                                           270,000            299,700
                    9.50% Sr. Debs., 8/1/13                                                            2,810,000          2,929,425
                    ---------------------------------------------------------------------------------------------------------------
                    Diamond Cable Communications PLC, 0%/13.25% Sr. Disc. Nts., 9/30/04(4)             1,250,000            831,250
                    ---------------------------------------------------------------------------------------------------------------
                    International CableTel, Inc.:
                    0%/10.875% Sr. Deferred Coupon Nts., 10/15/03(4)                                     160,000            108,000
                    0%/12.75% Sr. Deferred Coupon Nts., 4/15/05(4)                                     3,420,000          2,052,000
                    ---------------------------------------------------------------------------------------------------------------
                    Marcus Cable Co., LP/Marcus Cable Capital Corp.,
                    0%/14.25% Sr. Disc. Nts., 12/15/05(4)                                                400,000            235,000
                    ---------------------------------------------------------------------------------------------------------------
                    Marcus Cable Operating Co. LP/Marcus Cable Capital Corp.,
                    0%/13.50% Gtd. Sr. Sub. Disc. Nts., Series II, 8/1/04(4)                           3,725,000          2,560,938
                    ---------------------------------------------------------------------------------------------------------------
                    People's Choice TV Corp., Units (each unit consists of $1,000 principal amount of 0%/13.125% sr. disc. nts., 6/1/04 and one warrant
                    to purchase 1.427 shares of common stock)(4)(7)                                    1,350,000            705,375
                    ---------------------------------------------------------------------------------------------------------------
                    PriCellular Wireless Corp., 0%/12.25% Sr. Sub. Disc. Nts., 10/1/03(4)              3,000,000          2,145,000
                    ---------------------------------------------------------------------------------------------------------------
                    Rogers Cablesystems, Inc., 10% Sr. Nts., 3/15/05(5)                                1,000,000          1,050,000
                    ---------------------------------------------------------------------------------------------------------------
                    TeleWest Communications PLC:
                    0%/11% Sr. Disc. Debs., 10/1/07(4)(13)                                             3,425,000          2,020,750
                    9.625% Sr. Debs., 10/1/06(13)                                                      1,500,000          1,507,500
                    ---------------------------------------------------------------------------------------------------------------
                    Time Warner, Inc.:
                    9.125% Debs., 1/15/13                                                              1,650,000          1,769,137
                    9.15% Debs., 2/1/23                                                                  300,000            325,624
                    ---------------------------------------------------------------------------------------------------------------
                    TKR Cable I, Inc., 10.50% Sr. Debs., 10/30/07                                      1,575,000          1,778,070
                    ---------------------------------------------------------------------------------------------------------------
                    Videotron Holdings PLC, 0%/11% Sr. Disc. Nts., 8/15/05(4)                          3,550,000          2,041,250
                                                                                                                        -----------
                                                                                                                         30,859,336
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA   Ackerley Communications, Inc., 10.75% Sr. Sec. Nts., Series A, 10/1/03              1,300,000         1,378,000
--1.8%              ---------------------------------------------------------------------------------------------------------------
                    News America Holdings, Inc., 10.125% Gtd. Sr. Debs., 10/15/12                         700,000           807,995
                    ---------------------------------------------------------------------------------------------------------------
                    Outdoor Systems, Inc., 10.75% Sr. Nts., 8/15/03                                       200,000           193,000
                    ---------------------------------------------------------------------------------------------------------------
                    Panamsat LP/Panamsat Capital Corp.:
                    0%/11.375% Sr. Sub. Disc. Nts., 8/1/03(4)                                           3,850,000         2,993,375
                    9.75% Sr. Sec. Nts., 8/1/00                                                           400,000           418,000
                                                                                                                        -----------
                                                                                                                          5,790,370
-----------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT/FILM  AMC Entertainment, Inc., 11.875% Gtd. Sr. Nts., 8/1/00                                 200,000          219,000
--0.6%              ---------------------------------------------------------------------------------------------------------------
                    Imax Corp., 7% Sr. Nts., 3/1/01(11)                                                  1,700,000        1,623,500
                                                                                                                        -----------
                                                                                                                          1,842,500
-----------------------------------------------------------------------------------------------------------------------------------
PUBLISHING/PRINTING Bell & Howell Holdings Co., 0%/11.50% Sr. Disc. Debs., Series B, 3/1/05(4)            2,070,000       1,293,750
--0.4%

                    11  Oppenheimer Champion Income Fund

                    --------------------------------------
                    STATEMENT OF INVESTMENTS   (Continued)
                    --------------------------------------
                                                                                                        FACE            MARKET VALUE
                                                                                                        AMOUNT(1)       SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
OTHER--2.5%
-----------------------------------------------------------------------------------------------------------------------------------
ENVIRONMENTAL       EnviroSource, Inc., 9.75% Sr. Nts., 6/15/03                                         $  690,000       $  621,000
--0.3%              ---------------------------------------------------------------------------------------------------------------
                    Mid-American Waste Systems, Inc., 12.25% Sr. Sub. Nts., 2/15/03                        200,000          208,000
                                                                                                                          ---------
                                                                                                                            829,000
-----------------------------------------------------------------------------------------------------------------------------------
SERVICES--2.2%      Acetex Corp., 9.75% Sr. Sec. Nts., 10/1/03(5)(13)                                    2,000,000        2,025,000
                    ---------------------------------------------------------------------------------------------------------------
                    Borg-Warner Security Corp., 9.125% Sr. Sub. Nts., 5/1/03                             2,000,000        1,665,000
                    ---------------------------------------------------------------------------------------------------------------
                    Protection One Alarm Monitoring, Inc., Units (each unit consists of ten
                    $1,000 principal amount of 0%/13.625% sr. sub. disc. nts., 6/30/05 and 32 warrants, each warrant entitles holder to purchase one share of Protection
                    One, Inc. common stock)(4)(5)(7)                                                     4,750,000        3,313,125
                                                                                                                         ----------
                                                                                                                          7,003,125
-----------------------------------------------------------------------------------------------------------------------------------
RETAIL--5.2%
-----------------------------------------------------------------------------------------------------------------------------------
DRUG STORES--1.1%   Duane Reade, 12% Sr. Nts., Series B, 9/15/02                                           700,000          633,500
                    ---------------------------------------------------------------------------------------------------------------
                    Revco D.S., Inc., 9.125% Sr. Nts., 1/15/00                                             700,000          735,000
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifty Payless, Inc., 11.75% Sr. Nts., 4/15/03                                      2,000,000        2,095,000
                                                                                                                        -----------
                                                                                                                          3,463,500
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAILING Brylane LP/Brylane Capital Corp., 10% Sr. Sub. Nts., Series B, 9/1/03                1,000,000          930,000
--1.7%              ---------------------------------------------------------------------------------------------------------------
                    Cole National Group, Inc., 11.25% Sr. Nts., 10/1/01                                    600,000          597,000
                    ---------------------------------------------------------------------------------------------------------------
                    Eye Care Centers of America, Inc., 12% Sr. Nts., 10/1/03                               800,000          680,000
                    ---------------------------------------------------------------------------------------------------------------
                    Finlay Fine Jewelry Corp., 10.625% Sr. Nts., 5/1/03                                  1,285,000        1,252,875
                    ---------------------------------------------------------------------------------------------------------------
                    United Stationers Supply Co., 12.75% Sr. Sub. Nts., 5/1/05(5)                        2,000,000        2,145,000
                                                                                                                        -----------
                                                                                                                          5,604,875
-----------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS--2.4%  Grand Union Co., 12% Sr. Nts., 9/1/04                                                3,452,000        3,331,180
                    ---------------------------------------------------------------------------------------------------------------
                    Kash 'N Karry Food Stores, Inc., 11.50% Sr. Nts., 2/1/03(6)                            320,300          317,898
                    ---------------------------------------------------------------------------------------------------------------
                    Penn Traffic Co., 9.625% Sr. Sub. Nts., 4/15/05                                      3,900,000        3,217,500
                    ---------------------------------------------------------------------------------------------------------------
                    Purity Supreme, Inc., 11.75% Sr. Sec. Nts., Series B, 8/1/99                           625,000          684,375
                                                                                                                         ----------
                                                                                                                          7,550,953
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--2.1%
-----------------------------------------------------------------------------------------------------------------------------------
RAILROADS--0.6%     Transtar Holdings LP/Transtar Capital Corp.,
                    0%/13.375% Sr. Disc. Nts., Series B, 12/15/03(4)                                     3,200,000        2,032,000
-----------------------------------------------------------------------------------------------------------------------------------
SHIPPING--1.5%      Gearbulk Holding Ltd., 11.25% Sr. Nts., 12/1/04                                      2,600,000        2,769,000
                    ---------------------------------------------------------------------------------------------------------------
                    Sea Containers Ltd.:
                    12.50% Sr. Sub. Debs., Series A, 12/1/04                                               250,000          276,250
                    12.50% Sr. Sub. Debs., Series B, 12/1/04                                               100,000          108,000
                    9.50% Sr. Sub. Debs., 7/1/03                                                            50,000           49,813
                    ---------------------------------------------------------------------------------------------------------------
                    Trans Ocean Container Corp., 12.25% Sr. Sub. Nts., 7/1/04                            1,700,000        1,742,500
                                                                                                                        -----------
                                                                                                                          4,945,563
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--4.1%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES  California Energy Co., 0%/10.25% Sr. Disc. Nts., 1/15/04(4)                         2,220,000         1,992,152
--0.6%
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS  Cellular Communications International, Inc., Units (each unit consists
--3.5%              of $1,000 principal amount of zero coupon sr. disc. nts., 8/15/00 and
                    one warrant to purchase 1.126 shares of common stock)(7)                            3,725,000         2,067,375

                    12  Oppenheimer Champion Income Fund

                                                                                                        FACE           MARKET VALUE
                                                                                                        AMOUNT(1)      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS  Cellular, Inc., 0%/11.75% Sr. Sub. Disc. Nts., 9/1/03(4)                            $2,250,000     $  1,721,250
(CONTINUED)         ---------------------------------------------------------------------------------------------------------------
                    Horizon Cellular Telephone LP/Horizon Finance Corp.,
                    0%/11.375% Sr. Sub. Disc. Nts., 10/1/00(4)                                           2,000,000        1,700,000
                    ---------------------------------------------------------------------------------------------------------------
                    In Flight Phone Corp., Units (each unit consists of $1,000 principal amount of 0%/14% sr. disc. nts., series A, 5/15/02 and one warrant
                    to purchase one share of common stock)(4)(5)(7)                                      1,600,000          640,000
                    ---------------------------------------------------------------------------------------------------------------
                    IntelCom Group (USA), Inc. (ICG) and IntelCom Group, Inc., Units
                    (each unit consists of ten 0%/13.50% sr. disc. nts., 9/15/05 of ICG and
                    33 warrants to purchase an equal number of common shares of IntelCom
                    at an exercise price equal to $12.51 per share)(4)(5)(7)                             4,900,000        2,731,750
                    ---------------------------------------------------------------------------------------------------------------
                    MFS Communications, Inc., 0%/9.375% Sr. Disc. Nts., 1/15/04(4)                       1,400,000        1,064,000
                    ---------------------------------------------------------------------------------------------------------------
                    PriCellular Wireless Corp., 0%/14% Sr. Sub. Disc. Nts., 11/15/01(4)                    810,000          672,300
                    ---------------------------------------------------------------------------------------------------------------
                    USA Mobile Communications, Inc. II, 14% Sr. Nts., 11/1/04                              500,000          572,500
                                                                                                                        -----------
                                                                                                                         11,169,175
                                                                                                                        -----------
                    Total Corporate Bonds and Notes (Cost $233,457,117)                                                 237,212,562
                                                                                                        SHARES
===================================================================================================================================
COMMON STOCKS--0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                    ECM Fund, L.P.I.(8)                                                                         75           75,000
                    ---------------------------------------------------------------------------------------------------------------
                    Equitable Bag, Inc.(12)                                                                  2,261            5,653
                    ---------------------------------------------------------------------------------------------------------------
                    Finlay Enterprises, Inc.(12)                                                             2,333           40,244
                    ---------------------------------------------------------------------------------------------------------------
                    Gaylord Container Corp.(12)                                                                914            8,626
                    ---------------------------------------------------------------------------------------------------------------
                    Grand Union Co.(12)                                                                      1,767           22,971
                    ---------------------------------------------------------------------------------------------------------------
                    Hollywood Casino Corp.(12)                                                              10,000           70,000
                    ---------------------------------------------------------------------------------------------------------------
                    Kash 'N Karry Food Stores, Inc.(12)                                                      5,000          127,500
                    ---------------------------------------------------------------------------------------------------------------
                    Triangle Wire & Cable, Inc.(8)(12)                                                       9,500           19,000
                    ---------------------------------------------------------------------------------------------------------------
                    Zale Corp.(12)                                                                           1,985           27,542
                                                                                                                         ----------
                    Total Common Stocks (Cost $315,766)                                                                     396,536
===================================================================================================================================
PREFERRED STOCKS--1.0%
-----------------------------------------------------------------------------------------------------------------------------------
                    California Federal Bank, 10.625% Non-Cum., Series B                                      2,600          289,250
                    ---------------------------------------------------------------------------------------------------------------
                    First Nationwide Bank, 11.50% Non-Cum.                                                  13,700        1,520,700
                    ---------------------------------------------------------------------------------------------------------------
                    K-III Communications Corp., $11.625 Exchangeable, Series B(6)                            7,299          715,311
                    ---------------------------------------------------------------------------------------------------------------
                    SDW Holdings Corp., Units (each unit consists of ten shares of sr.
                    exchangeable preferred stock and one cl. B warrant to purchase one
                    share of common stock)(5)(7)(12)                                                         2,812          787,360
                                                                                                                          ---------
                    Total Preferred Stocks (Cost $3,142,636)                                                              3,312,621
                                                                                                        UNITS
===================================================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES--0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                    American Telecasting, Inc. Wts., Exp. 6/99                                               3,500            9,625
                    ---------------------------------------------------------------------------------------------------------------
                    Ames Department Stores, Inc.:
                    Excess Cash Flow Payment Certificates, Series AG-7A                                      6,200               62
                    Litigation Trust                                                                        19,829              198
                    ---------------------------------------------------------------------------------------------------------------
                    Becker Gaming, Inc. Wts., Exp. 11/00(8)                                                 12,500           18,750
                    ---------------------------------------------------------------------------------------------------------------
                    Casino America, Inc. Wts., Exp. 11/96                                                    1,631              245
                    ---------------------------------------------------------------------------------------------------------------
                    Echostar Communications Corp. Wts., Exp. 6/04                                            5,340           58,740

                    13  Oppenheimer Champion Income Fund

                    --------------------------------------
                    STATEMENT OF INVESTMENTS   (Continued)
                    --------------------------------------
                                                                                                                       MARKET VALUE
                                                                                                       UNITS           SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS    Eye Care Centers of America, Inc. Wts., Exp. 10/03(5)                                      800     $      4,000
AND CERTIFICATES    ---------------------------------------------------------------------------------------------------------------
(CONTINUED)         Federated Department Stores, Inc. Wts.:
                    Cl. C, Exp. 12/99                                                                        6,741           61,512
                    Cl. D, Exp. 12/01                                                                        6,741           63,197
                    ---------------------------------------------------------------------------------------------------------------
                    Gaylord Container Corp. Wts., Exp. 7/96                                                  1,174            9,979
                    ---------------------------------------------------------------------------------------------------------------
                    Interco, Inc. Wts., Series 1, Exp. 8/99                                                 14,540           14,540
                    ---------------------------------------------------------------------------------------------------------------
                    Jewel Recovery LP, Participation Units of Limited Partners' Interest                     1,985               --
                    ---------------------------------------------------------------------------------------------------------------
                    OSI Specialties Corp. Wts., 4/99(5)                                                      3,000           19,500
                    ---------------------------------------------------------------------------------------------------------------
                    Protection One, Inc. Wts., Exp. 11/03                                                   28,000          248,500
                    ---------------------------------------------------------------------------------------------------------------
                    Purity Supreme, Inc. Wts., Exp. 8/97(8)                                                  1,733               35
                    ---------------------------------------------------------------------------------------------------------------
                    Southland Corp. Wts., Exp. 3/96                                                            300              450
                    ---------------------------------------------------------------------------------------------------------------
                    Terex Corp. Rts., Exp. 7/97(5)                                                             300               30
                    ---------------------------------------------------------------------------------------------------------------
                    Trizec Corp. Wts., Exp. 7/99                                                             1,985            2,874
                    ---------------------------------------------------------------------------------------------------------------
                    UGI Corp. Wts., Exp. 3/98                                                                4,750              238
                                                                                                                         ----------
                    Total Rights, Warrants and Certificates (Cost $232,937)                                                 512,475
                                                                                                       FACE
                                                                                                       AMOUNT(1)
===================================================================================================================================
REPURCHASE          Repurchase agreement with First Chicago Capital Markets, 6.35%, dated 9/29/95,
AGREEMENTS--9.8%    to be repurchased at $31,286,547 on 10/2/95, collateralized by U.S. Treasury
                    Nts., 4.25%--8.75%, 11/30/95--8/15/00, with a value of $21,319,344, U.S.
                    Treasury Bills maturing 12/28/95--3/28/96, with a value of $4,840,122, and U.S.
                    Treasury Bonds, 8.50%--13.25%, 5/15/14--2/15/20, with a value of $5,795,452
                    (Cost $31,270,000)                                                                 $31,270,000       31,270,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (Cost $323,028,699)                                                              102.3%     327,433,634
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                         (2.3)      (7,363,387)
                                                                                                           -------     ------------
NET ASSETS                                                                                                   100.0%    $320,070,247
                                                                                                           -------     ------------
                                                                                                           -------     ------------

                    1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:
                    CAD--Canadian Dollar
                    DEM--German Deutsche Mark
                    IDR--Indonesian Rupiah
                    2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepay ment rates than traditional mortgage-backed securities (for example, GNMA pass-
                    throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
                    3. Represents the current interest rate for a variable rate security.
                    4. Represents a zero coupon bond that converts to a fixed rate of interest at a designated future date.
                    5. Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of
                    1933, as amended. This security has been determined to be liquid under guidelines established by the Board of
                    Trustees. These securities amount to $23,062,107 or 7.21% of the Fund's net assets, at September 30, 1995.
                    6. Interest or dividend is paid in kind.
                    7. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future.
                    8. Identifies issues considered to be illiquid--See Note 7 of Notes to Financial Statements.
                    9. Non-income producing--issuer is in default of interest payment.
                    10. Partial interest payment received.
                    11. Represents the current interest rate for an increasing rate security.
                    12. Non-income producing security.
                    13. When-issued security to be delivered and settled after September 30, 1995.
                    See accompanying Notes to Financial Statements.


                    14  Oppenheimer Champion Income Fund

                    --------------------------------------------------------
                    STATEMENT OF ASSETS AND LIABILITIES   September 30, 1995
                    --------------------------------------------------------
===================================================================================================================================
ASSETS              Investments, at value (cost $323,028,699)--see accompanying statement                              $327,433,634
                    ---------------------------------------------------------------------------------------------------------------
                    Cash                                                                                                     63,697
                    ---------------------------------------------------------------------------------------------------------------
                    Receivables:
                    Interest                                                                                              6,418,536
                    Shares of beneficial interest sold                                                                    2,766,153
                    Investments sold                                                                                        658,469
                    ---------------------------------------------------------------------------------------------------------------
                    Other                                                                                                     6,497
                                                                                                                       ------------
                    Total assets                                                                                        337,346,986
===================================================================================================================================
LIABILITIES         Unrealized depreciation on forward foreign currency exchange contracts--Note 5                           72,922
                    ---------------------------------------------------------------------------------------------------------------
                    Payables and other liabilities:
                    Investments purchased                                                                                15,766,147
                    Shares of beneficial interest redeemed                                                                  758,052
                    Dividends                                                                                               387,692
                    Distribution and service plan fees--Note 6                                                              179,121
                    Transfer and shareholder servicing agent fees                                                            15,302
                    Other                                                                                                    97,503
                                                                                                                       ------------
                    Total liabilities                                                                                    17,276,739
===================================================================================================================================
NET ASSETS                                                                                                             $320,070,247
                                                                                                                       ============
===================================================================================================================================
COMPOSITION OF      Paid-in capital                                                                                    $319,662,117
NET ASSETS          ---------------------------------------------------------------------------------------------------------------
                    Undistributed net investment income                                                                      83,753
                    ---------------------------------------------------------------------------------------------------------------
                    Accumulated net realized loss from investments, written options
                    and foreign currency transactions                                                                    (4,005,696)
                    ---------------------------------------------------------------------------------------------------------------
                    Net unrealized appreciation on investments and translation
                    of assets and liabilities denominated in foreign currencies                                           4,330,073
                                                                                                                       ------------
                    Net assets                                                                                         $320,070,247
                                                                                                                       ============
===================================================================================================================================
NET ASSET VALUE     Class A Shares:
PER SHARE           Net asset value and redemption price per share (based on net assets
                    of $255,138,637 and 20,463,959 shares of beneficial interest outstanding)                                $12.47
                    Maximum offering price per share (net asset value plus sales charge of 4.75% of
                    offering price)                                                                                          $13.09
                    ---------------------------------------------------------------------------------------------------------------
                    Class C Shares:
                    Net asset value, redemption price and offering price per share (based on net
                    assets of $64,931,610 and 5,211,966 shares of beneficial interest outstanding)                           $12.46

                    See accompanying Notes to Financial Statements.

                    15  Oppenheimer Champion Income Fund

                    ---------------------------------------------------------------
                    STATEMENT OF OPERATIONS   For the Year Ended September 30, 1995
                    ---------------------------------------------------------------
===================================================================================================================================
INVESTMENT INCOME   Interest (net of foreign withholding taxes of $6,629)                                               $23,754,025
                    ---------------------------------------------------------------------------------------------------------------
                    Dividends (net of foreign withholding taxes of $546)                                                    141,832
                                                                                                                        -----------
                    Total income                                                                                         23,895,857
===================================================================================================================================
EXPENSES            Management fees--Note 6                                                                               1,728,602
                    ---------------------------------------------------------------------------------------------------------------
                    Distribution and service plan fees--Note 6:
                    Class A                                                                                                 490,347
                    Class C                                                                                                 435,523
                    ---------------------------------------------------------------------------------------------------------------
                    Transfer and shareholder servicing agent fees--Note 6                                                   361,618
                    ---------------------------------------------------------------------------------------------------------------
                    Shareholder reports                                                                                     160,593
                    ---------------------------------------------------------------------------------------------------------------
                    Registration and filing fees:
                    Class A                                                                                                  28,149
                    Class C                                                                                                  11,750
                    ---------------------------------------------------------------------------------------------------------------
                    Custodian fees and expenses                                                                              30,901
                    ---------------------------------------------------------------------------------------------------------------
                    Legal and auditing fees                                                                                   7,436
                    ---------------------------------------------------------------------------------------------------------------
                    Trustees' fees and expenses                                                                               1,849
                    ---------------------------------------------------------------------------------------------------------------
                    Other                                                                                                     1,246
                                                                                                                        -----------
                    Total expenses                                                                                        3,258,014
===================================================================================================================================
NET INVESTMENT INCOME                                                                                                    20,637,843
===================================================================================================================================
REALIZED AND        Net realized gain (loss) from:
UNREALIZED GAIN     Investments                                                                                          (3,446,180)
(LOSS) ON INVEST-   Closing of options written                                                                              (44,972)
MENTS, OPTIONS      Foreign currency transactions                                                                           125,359
WRITTEN AND FOREIGN Closing of futures contracts                                                                            466,937
CURRENCY                                                                                                                 ----------
TRANSACTIONS        Net realized loss                                                                                    (2,898,856)
                    ---------------------------------------------------------------------------------------------------------------
                    Net change in unrealized appreciation or depreciation on:
                    Investments and options written                                                                       7,383,893
                    Translation of assets and liabilities denominated in foreign currencies                                (171,824)
                                                                                                                         ----------
                    Net change                                                                                            7,212,069
                                                                                                                         ----------
                    Net realized and unrealized gain on investments, options written
                    and foreign currency transactions                                                                     4,313,213
===================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                    $24,951,056
                                                                                                                        ===========

                    See accompanying Notes to Financial Statements.

                    16  Oppenheimer Champion Income Fund

                    -------------------------------
                    STATEMENTS OF CHANGES IN ASSETS
                    -------------------------------

                                                                                                        YEAR ENDED SEPTEMBER 30,
                                                                                                        1995           1994
===================================================================================================================================
OPERATIONS          Net investment income                                                               $ 20,637,843   $ 12,321,861
                    ---------------------------------------------------------------------------------------------------------------
                    Net realized loss on investments, options written and
                    foreign currency transactions                                                         (2,898,856)      (587,272)
                    ---------------------------------------------------------------------------------------------------------------
                    Net change in unrealized appreciation or depreciation on investments, options written and translation of assets and liabilities denominated in foreign
                    currencies                                                                             7,212,069     (5,840,526)
                                                                                                         -----------    -----------
                    Net increase in net assets resulting from operations                                  24,951,056      5,894,063
===================================================================================================================================
DIVIDENDS AND       Dividends from net investment income:
DISTRIBUTIONS TO    Class A ($1.039 and $1.102 per share, respectively)                                  (17,271,188)   (11,428,985)
SHAREHOLDERS        Class C ($.944 and $.765 per share, respectively)                                     (3,335,380)      (828,957)
                    ---------------------------------------------------------------------------------------------------------------
                    Dividends in excess of net investment income:
                    Class A ($.006 per share)                                                                     --        (59,802)
                    Class C ($.004 per share)                                                                     --         (4,337)
                    ---------------------------------------------------------------------------------------------------------------
                    Distributions from net realized gain on investments, options written and foreign currency transactions:
                    Class A ($.002 per share)                                                                (26,483)            --
                    Class C ($.002 per share)                                                                 (4,572)            --
                    ---------------------------------------------------------------------------------------------------------------
                    Distributions in excess of net realized gain on investments, options written and foreign currency transactions:
                    Class A ($.189 per share)                                                                     --     (1,773,705)
                    Class C ($.189 per share)                                                                     --        (25,332)
===================================================================================================================================
BENEFICIAL INTEREST Net increase in net assets resulting from Class A beneficial
TRANSACTIONS        interest transactions--Note 2                                                         91,132,115     63,236,754
                    ---------------------------------------------------------------------------------------------------------------
                    Net increase in net assets resulting from Class C beneficial
                    interest transactions--Note 2                                                         36,376,191     28,773,777
===================================================================================================================================
NET ASSETS          Total increase                                                                       131,821,739     83,783,476
                    ---------------------------------------------------------------------------------------------------------------
                    Beginning of period                                                                  188,248,508    104,465,032
                                                                                                         -----------    -----------
                    End of period [including undistributed (overdistributed) net
                    investment income of $83,753 and $(232,629), respectively]                          $320,070,247   $188,248,508
                                                                                                        ------------   ------------
                                                                                                        ------------   ------------

                    See accompanying Notes to Financial Statements.


                    17  Oppenheimer Champion Income Fund

                                           --------------------
                                           FINANCIAL HIGHLIGHTS
                                           --------------------

                                           CLASS A
                                           --------------------------------------------------------------
                                           YEAR ENDED SEPTEMBER 30,
                                             1995         1994          1993        1992         1991
=========================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period         $12.32       $12.90        $12.26      $11.49      $10.46
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                          1.05         1.10          1.22        1.41        1.45
Net realized and unrealized gain
(loss) on investments, options written
and foreign currency transactions               .14         (.38)          .64         .77        1.04
                                             ------       ------        ------      ------      ------
Total income from investment
operations                                     1.19          .72          1.86        2.18        2.49
---------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income          (1.04)       (1.10)        (1.22)      (1.41)      (1.46)
Dividends in excess of net
investment income                                --         (.01)           --          --          --
Distributions from net realized gain
on investments, options wrtitten
and foreign currency transactions                --(4)        --            --          --          --
Distributions in excess of net realized
gain on investments, options written
and foreign currency transactions                --         (.19)           --          --          --
                                             ------       ------        ------      ------      ------
Total dividends and distributions
to shareholders                               (1.04)       (1.30)        (1.22)      (1.41)      (1.46)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period               $12.47       $12.32        $12.90      $12.26      $11.49
                                             ------       ------        ------      ------      ------
                                             ------       ------        ------      ------      ------
=========================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(5)           10.09%        5.61%        15.92%      19.94%      25.62%
=========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)                             $255,139     $160,505      $104,465     $47,125     $16,044
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $204,917     $135,431       $73,334     $28,270     $14,057
---------------------------------------------------------------------------------------------------------
Number of shares outstanding at
end of period (in thousands)                 20,464       13,026         8,096       3,844       1,397
---------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                          8.45%        8.49%         9.52%      11.60%      13.49%
Expenses                                       1.18%        1.22%         1.24%       1.35%       1.49%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                     72.5%       108.0%        116.2%      121.5%      114.8%

                                           --------------------
                                           FINANCIAL HIGHLIGHTS
                                           --------------------

                                           CLASS A                                CLASS C
                                           -----------------------------------    -----------------------
                                                                                   YEAR ENDED
                                           YEAR ENDED SEPTEMBER 30,                SEPTEMBER 30,
                                            1990          1989          1988(2)     1995        1994(1)
=========================================================================================================
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period        $11.53        $12.10        $11.43      $12.32      $13.13
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         1.43          1.42(3)       1.24         .95         .75
Net realized and unrealized gain
(loss) on investments, options written
and foreign currency transactions            (1.08)         (.43)          .67         .13        (.60)
                                            ------        ------        ------      ------      ------
Total income from investment
operations                                     .35           .99          1.91        1.08         .15
---------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income         (1.42)        (1.42)        (1.24)       (.94)       (.77)
Dividends in excess of net
investment income                               --            --            --          --          --(4)
Distributions from net realized gain
on investments, options wrtitten
and foreign currency transactions               --          (.14)           --          --(4)       --
Distributions in excess of net realized
gain on investments, options written
and foreign currency transactions               --            --            --          --        (.19)
                                            ------        ------        ------      ------      ------
Total dividends and distributions
to shareholders                              (1.42)        (1.56)        (1.24)       (.94)       (.96)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period              $10.46        $11.53        $12.10      $12.46      $12.32
                                            ------        ------        ------      ------      ------
                                            ------        ------        ------      ------      ------
=========================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(5)           3.13%         8.53%        17.29%       9.16%       1.11%
=========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in thousands)                             $13,910       $20,642       $18,579     $64,932     $27,743
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $17,163       $21,349       $11,116     $43,584     $13,693
---------------------------------------------------------------------------------------------------------
Number of shares outstanding at
end of period (in thousands)                 1,330         1,790         1,535       5,212       2,251
---------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                        12.92%        11.87%        11.50%(6)    7.63%       7.24%(6)
Expenses                                      1.40%         1.19%(3)      1.05%(6)    1.95%       1.94%(6)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate(7)                    67.8%         98.5%         31.6%       72.5%      108.0%

                    1. For the period from December 1, 1993 (inception of offering) to September 30, 1994.
                    2. For the period from November 16, 1987 (commencement of operations) to September 30, 1988.
                    3. Net investment income would have been $1.41 per share absent the voluntary expense reimbursement, resulting in an expense ratio of 1.25%.
                    4. Less than $.005 per share.
                    5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
                    Total returns are not annualized for periods of less than one full year.
                    6. Annualized.
                    7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.
                    Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities
                    (excluding short-term securities) for the period ended September 30, 1995 were $283,471,759 and $137,564,816, respectively.
                    See accompanying Notes to Financial Statements.

                    18  Oppenheimer Champion Income Fund

                    -----------------------------
                    NOTES TO FINANCIAL STATEMENTS
                    -----------------------------
================================================================================
1. SIGNIFICANT      Oppenheimer Champion Income Fund (the Fund), operating under
   ACCOUNTING       the name Oppenheimer Champion High Yield Fund through
   POLICIES         September 30, 1995, is registered under the Investment
                    Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment advisor is Oppenheimer Management Corporation (the Manager). The
                    Fund offers both Class A and Class C shares. Class A shares are sold with a front-end sales charge.  Class C shares may be subject to a contingent deferred sales charge. Both
                    classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own
                    distribution and/or service plan, expenses directly attribu-
                    table to a particular class and exclusive voting rights with respect to matters affecting a single class. The following is a summary of significant accounting policies consistently followed by the Fund.
                    -----------------------------------------------------------
                    INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day.
                    Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the
                    closing bid or asked price or the last sale price on the
                    prior trading day. Long-term and short-term "non-money
                    market" debt securities are valued by a portfolio pricing
                    service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing
                    service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market
                    value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securi-
                    ties having a remaining maturity of 60 days or less are
                    valued at cost (or last determined market value) adjusted
                    for amortization to maturity of any premium or discount.
                    Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign
                    exchange markets on a daily basis as provided by a reliable bank or dealer.  Options are valued based upon the last sale price on the principal exchange on which the option is
                    traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid or asked price closest to the last
                    reported sale price is used.
                    -----------------------------------------------------------
                    SECURITY CREDIT RISK. The Fund invests in high yield securi-
                    ties, which may be subject to a greater degree of credit
                    risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic
                    conditions than lower yielding, higher rated fixed income
                    securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers
                    subsequently default. At September 30, 1995, securities with an aggregate market value of $971,570, representing .30% of the Fund's net assets, were in default.
                    -----------------------------------------------------------
                    FOREIGN CURRENCY TRANSLATION. The accounting records of the
                    Fund are maintained in U.S. dollars. Prices of securities
                    denominated in foreign currencies are translated into U.S.
                    dollars at the closing rates of exchange. Amounts related
                    to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the
                    respective dates of such transactions.
                         The effect of changes in foreign currency exchange
                    rates on investments is separately identified from the fluc-
                    tuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
                    -----------------------------------------------------------
                    REPURCHASE AGREEMENTS. The Fund requires the custodian to
                    take possession, to have legally segregated in the Federal
                    Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for
                    repurchase agreements. The market value of the underlying
                    securities is required to be at least 102% of the resale
                    price at the time of purchase. If the seller of the agree-
                    ment defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
                    -----------------------------------------------------------
                    ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                    19  Oppenheimer Champion Income Fund

                    -------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS   (Continued)
                    -------------------------------------------
================================================================================
1. SIGNIFICANT      FEDERAL TAXES. The Fund intends to continue to comply with
   ACCOUNTING       provisions of the Internal Revenue Code applicable to
   POLICIES         regulated investment companies and to distribute all of its
   (CONTINUED)      taxable income, including any net realized gain on
                    investments not offset by loss carryovers, to shareholders.
                    Therefore, no federal income or excise tax provision is
                    required. At September 30, 1995, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $811,000 expiring in 2003.
                    -----------------------------------------------------------
                    DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends separately for Class A and Class C shares from net investment income each day the New York Stock Exchange is
                    open for business and pay such dividends monthly.  Distribu-
                    tions from net realized gains on investments, if any, will be declared at least once each year.
                    -----------------------------------------------------------
                    CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net invest-
                    ment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss)
                    for tax purposes. The character of the distributions made
                    during the year from net investment income or net realized gains may differ from their ultimate characterization for
                    federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distri-
                    buted may differ from the year that the income or realized gain (loss) was recorded by the Fund.
                         During the year ended September 30, 1995, the Fund
                    changed the classification of distributions to shareholders to better disclose the differences between financial state-
                    ment amounts and distributions determined in accordance with income tax regulations. During the year ended September 30,
                    1995, amounts have been reclassified to reflect an increase in undistributed net investment income of $285,107. Accumu-
                    lated net realized loss on investments was increased by the same amount.
                    -----------------------------------------------------------
                    OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and
                    dividend income is recorded on the ex-dividend date. Dis-
                    count on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements.  Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used
                    for federal income tax purposes. Dividends in kind are
                    recognized as income on the ex-dividend date, at the current market value of the underlying security.  Interest on
                    payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made on the ex-date.
================================================================================
2. SHARES OF        The Fund has authorized an unlimited number of no par value
   BENEFICIAL       shares of beneficial interest of each class. Transactions in
   INTEREST         shares of beneficial interest were as follows:

                                                                YEAR ENDED                          YEAR ENDED
                                                                SEPTEMBER 30, 1995                  SEPTEMBER 30, 1994(1)
                                                                ------------------                  ---------------------

                                                                SHARES           AMOUNT             SHARES           AMOUNT
                    --------------------------------------------------------------------------------------------------------------
                    Class A:
                    Sold                                        13,552,963       $166,240,526       10,281,508       $131,255,862
                    Dividends and distributions reinvested         941,789         11,588,722          665,353          8,503,155
                    Redeemed                                    (7,056,689)       (86,697,133)      (6,017,355)       (76,522,263)
                                                                -----------      -------------      -----------      -------------
                    Net increase                                 7,438,063       $ 91,132,115        4,929,506       $ 63,236,754
                                                                -----------      -------------      -----------      -------------
                                                                -----------      -------------      -----------      -------------
                    --------------------------------------------------------------------------------------------------------------
                    Class C:
                    Sold                                         3,640,178       $ 44,736,101        2,447,647       $ 31,251,062
                    Dividends and distributions reinvested         176,650          2,175,061           45,942            574,950
                    Redeemed                                      (856,281)       (10,534,971)        (242,170)        (3,052,235)
                                                                -----------      -------------      -----------      -------------
                    Net increase                                 2,960,547       $ 36,376,191        2,251,419       $ 28,773,777
                                                                -----------      -------------      -----------      -------------
                                                                -----------      -------------      -----------      -------------

                    1. For the year ended September 30, 1994 for Class A shares and for the period from December 1, 1993 (inception of offering) to September 30, 1994 for Class C shares.


                    20  Oppenheimer Champion Income Fund

===============================================================================
3. UNREALIZED GAINS At September 30, 1995, net unrealized appreciation on
   AND LOSSES ON    investments of $4,404,935 was composed of gross appreciation
   INVESTMENTS      of $8,699,682, and gross depreciation of $4,294,747.
===============================================================================
4. OPTION ACTIVITY  The Fund may buy and sell put and call options, or write covered put and call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
                         The Fund generally purchases put options or writes
                    covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
                         Options are valued daily based upon the last sale price
                    on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The
                    Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exer-cised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
                         In this report, securities designated to cover
                    outstanding call options are noted in the Statement of Investments. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments.
                    Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.
                         The risk in writing a call option is that the Fund
                    gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The
                    Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

                    Written call option activity for the year ended September
                    30, 1995 was as follows:

                                                                                NUMBER OF      AMOUNT OF
                                                                                OPTIONS        PREMIUMS
                    ------------------------------------------------------------------------------------
                    Options outstanding at September 30, 1994                    2,321,848     $ 29,435
                    Options closed                                              (2,321,848)     (29,435)
                                                                                ----------     --------
                    Options outstanding at September 30, 1995                           --     $     --
                                                                                ----------     --------
                                                                                ----------     --------

================================================================================
5. FORWARD          A forward foreign currency exchange contract (forward
   CONTRACTS        contract) is a commitment to purchase or sell a foreign
                    currency at a future date, at a negotiated rate.
                         The Fund uses forward contracts to seek to manage
                    foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Fund generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Fund may enter into such contracts as a hedge against changes in foreign currency exchange rates on port-folio positions.
                         Forward contracts are valued based on the closing
                    prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Fund will realize a gain or loss upon the closing or settlement of the forward trans-action.
                         In this report, securities held in segregated accounts
                    to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable.
                    Gains and losses on outstanding contracts (unrealized appreciation or depreciation on forward contracts) are reported in the Statement of Assets and Liabilities.
                    Realized gains and losses are reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
                         Risks include the potential inability of the counter-
                    party to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

                    At September 30, 1995, outstanding forward contracts to sell currencies were as follows:

                                                                 CONTRACT       VALUATION AS OF     UNREALIZED
                    SECURITY                      EXCHANGE DATE  AMOUNT (000S)  SEPTEMBER 30, 1995  DEPRECIATION
                    --------------------------------------------------------------------------------------------
                    German Deutsche Mark (DEM)    10/11/95       2,800 DEM      $1,968,912          $(72,922)

                    21  Oppenheimer Champion Income Fund

                    -------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS   (Continued)
                    -------------------------------------------
================================================================================
6. MANAGEMENT FEES  Management fees paid to the Manager were in accordance with
   AND OTHER        the investment advisory agreement with the Fund which pro-
   TRANSACTIONS     vides for a fee of .70% on the first $250 million of average
   WITH AFFILIATES  annual net assets, .65% on the next $250 million, .60% on the next $500 million and .55% on net assets in $1 billion.
                    The Manager has agreed to reimburse the Fund if aggregate
                    expenses (with specified exceptions) exceed the most strin-
                    gent applicable regulatory limit on Fund expenses.
                         For the year ended September 30, 1995, commissions
                    (sales charges paid by investors) on sales of Class A shares totaled $2,642,892, of which $650,296 was retained by Oppen-
                    heimer Funds Distributor, Inc. (OFDI), a subsidiary of the
                    Manager, as general distributor, and by an affiliated broker
                    /dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class C shares totaled $412,950, of
                    which $5,197 was paid to an affiliated broker/dealer.
                    During the year ended September 30, 1995, OFDI received
                    contingent deferred sales charges of $32,460 upon redemption of Class C shares, as reimbursement for sales commissions
                    advanced by OFDI at the time of sale of such shares.
                         Oppenheimer Shareholder Services (OSS), a division of
                    the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies.
                    OSS's total costs of providing such services are allocated ratably to these companies.
                         Under separate approved plans, each class may expend up
                    to .25% of its net assets annually to reimburse OFDI for
                    costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund,
                    including amounts paid to brokers, dealers, banks and other institutions. In addition, Class C shares are subject to an asset-based sales charge of .75% of net assets annually, to reimburse OFDI for sales commissions paid from its own
                    resources at the time of sale and associated financing
                    costs. In the event of termination or discontinuance of the
                    Class C plan, the Board of Trustees may allow the Fund to
                    continue payment of the asset-based sales charge to OFDI for distribution expenses incurred on Class C shares sold prior to termination or discontinuance of the plan. At September
                    30, 1995, OFDI had incurred unreimbursed expenses of
                    $814,968.  During the year ended September 30, 1995, OFDI
                    paid $16,334 and $3,619, respectively, to an affiliated
                    broker/dealer as reimbursement for Class A and Class C
                    personal service and maintenance expenses and retained
                    $347,154 as reimbursement for Class C sales commissions and service fee advances, as well as financing costs.
================================================================================
7. ILLIQUID AND     At September 30, 1995, investments in securities included
   RESTRICTED       issues that are illiquid or restricted. The securities are
   SECURITIES       often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase) in illiquid or restricted securities. The aggregate value of these securities subject to this limitation at September 30, 1995 was $948,540, which represents .30% of the Fund's net assets. Information concerning these securities is as follows:

                                                                                      ACQUISITION               VALUATION PER UNIT
                    SECURITY                                                          DATE       COST PER UNIT  AS OF SEPT. 30, 1995
                    ---------------------------------------------------------------------------------------------------------------
                    Arizona Charlie's, Inc., 12% First Mtg. Nts., Series A, 11/15/00  11/18/93   $  100.00      $   80.00
                    ---------------------------------------------------------------------------------------------------------------
                    Becker Gaming, Inc. Wts., Exp., 11/00                             11/18/93   $    2.00      $    1.50
                    ---------------------------------------------------------------------------------------------------------------
                    Capitol Queen & Casino, Inc., 12% First Mtg. Nts.,
                    Series A, 11/15/00                                                11/18/93   $   87.50      $   90.00
                    ---------------------------------------------------------------------------------------------------------------
                    ECM Fund L.P.I.:
                    14% Sub. Nts., 6/10/02                                             7/28/92   $  100.50      $  110.00
                    Common Stock                                                       4/14/92   $1,000.00      $1,000.00
                    ---------------------------------------------------------------------------------------------------------------
                    Purity Supreme, Inc. Wts., Exp. 8/97                              10/25/93   $      --      $     .02
                    ---------------------------------------------------------------------------------------------------------------
                    Triangle Wire & Cable, Inc. Common Stock                            5/2/94   $    9.50      $    2.00

                    Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.
                    22  Oppenheimer Champion Income Fund

================================================================================
8. FUTURES          The Fund may buy and sell interest rate futures contracts in
   CONTRACTS        order to gain exposure to or protect against changes in
                    interest rates. The Fund may also buy or write put or call options on these futures contracts.
                         The Fund generally sells futures contracts to hedge
                    against increases in interest rates and the resulting nega-tive effect on the value of fixed rate portfolio securities.
                    The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
                         Upon entering into a futures contract, the Fund is
                    required to deposit either cash or securities in an amount
                    (initial margin) equal to a certain percentage of the con-tract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The
                    Fund recognizes a realized gain or loss when the contract is closed or expires.
                         Risks of entering into futures contracts (and related
                    options) include the possibility that there may be an illiquid market and that a change in the value of the con-tract or option may not correlate with changes in the value of the underlying securities.

                    23  Oppenheimer Champion Income Fund

                    ----------------------------
                    INDEPENDENT AUDITORS' REPORT
                    ----------------------------
================================================================================
                    The Board of Trustees and Shareholders of Oppenheimer Champion Income Fund:

                    We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Champion Income Fund as of September 30, 1995, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1995 and 1994, and the financial highlights for the period November 16, 1987 (commencement of opera-tions) to September 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial high-lights based on our audits.
                         We conducted our audits in accordance with generally
                    accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, such financial statements and financial
                    highlights present fairly, in all material respects, the financial position of Oppenheimer Champion Income Fund at September 30, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


                    DELOITTE & TOUCHE LLP

                    Denver, Colorado
                    October 20, 1995


                    24  Oppenheimer Champion Income Fund

                    --------------------------------------------
                    FEDERAL INCOME TAX INFORMATION   (Unaudited)
                    --------------------------------------------
================================================================================

                    In early 1996, shareholders will receive information regard-ing all dividends and distributions paid to them by the Fund during calendar year 1995. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
                         Dividends paid by the Fund during the fiscal year ended
                    September 30, 1995 which are not designated as capital gain distributions should be multiplied by 0.66% to arrive at the net amount eligible for the corporate dividend-received deduction.
                         The foregoing information is presented to assist share-
                    holders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regu-lations, we recommend that you consult your tax advisor for specific guidance.




                    25  Oppenheimer Champion Income Fund

                      --------------------------------
                      OPPENHEIMER CHAMPION INCOME FUND
                      --------------------------------
================================================================================
OFFICERS AND          James C. Swain, Chairman and Chief Executive Officer
TRUSTEES              Robert G. Avis, Trustee
                      William A. Baker, Trustee
                      Charles Conrad, Jr., Trustee
                      Jon S. Fossel, Trustee and President
                      Raymond J. Kalinowski, Trustee
                      C. Howard Kast, Trustee
                      Robert M. Kirchner, Trustee
                      Ned M. Steel, Trustee
                      Andrew J. Donohue, Vice President
                      Ralph W. Stellmacher, Vice President
                      George C. Bowen, Vice President, Secretary and Treasurer
                      Robert J. Bishop, Assistant Treasurer
                      Scott Farrar, Assistant Treasurer
                      Robert G. Zack, Assistant Secretary
================================================================================
INVESTMENT ADVISOR    Oppenheimer Management Corporation
================================================================================
DISTRIBUTOR           Oppenheimer Funds Distributor, Inc.
================================================================================
TRANSFER AND          Oppenheimer Shareholder Services
SHAREHOLDER
SERVICING AGENT
================================================================================
CUSTODIAN OF          The Bank of New York
PORTFOLIO SECURITIES
================================================================================
INDEPENDENT AUDITORS  Deloitte & Touche LLP
================================================================================
LEGAL COUNSEL         Myer, Swanson, Adams & Wolf, P.C.

                      This is a copy of a report to shareholders of Oppenheimer Champion Income Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Champion Income Fund. For material information concerning the Fund, see the Prospectus.
                      Shares of Oppenheimer funds are not deposits or obliga-tions of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

                      26  Oppenheimer Champion Income Fund

-----------------------
OPPENHEIMERFUNDS FAMILY
-----------------------

================================================================================
               OppenheimerFunds offers over 30 funds designed to fit virtually every investment goal. Whether you're investing for retirement, your children's education or tax-free income, we have the funds to help you seek your objective.
                    When you invest with OppenheimerFunds, you can feel comfor-
               table knowing that you are investing with a respected financial institution with over 35 years of experience in helping people just like you reach their financial goals. And you're investing with a leader in global, growth stock and flexible fixed income investments--with over 2.8 million shareholder accounts and more than $38 billion under Oppenheimer's management and that of our affiliates.
                    At OppenheimerFunds, we don't charge a fee to exchange
               shares. And you can exchange shares easily by mail or by tele-phone.(1) For more information on Oppenheimer funds, please con-tact your financial advisor or call us at 1-800-525-7048 for a prospectus. You may also write us at the address shown on the back cover. As always, please read the prospectus carefully before you invest.

================================================================================
STOCK FUNDS    Discovery Fund                     Global Fund
               Global Emerging Growth Fund        Oppenheimer Fund
               Target Fund                        Value Stock Fund
               Growth Fund                        Gold & Special Minerals Fund

================================================================================
STOCK & BOND   Main Street Income & Growth Fund   Equity Income Fund
FUNDS          Total Return Fund                  Asset Allocation Fund
               Global Growth & Income Fund        Strategic Income & Growth Fund

================================================================================
BOND FUNDS     High Yield Fund                    Bond Fund
               Champion Income Fund               U.S. Government Trust
               Strategic Income Fund              Limited-Term Government Fund
               International Bond Fund

================================================================================
TAX-EXEMPT     New York Tax-Exempt Fund(2)        New Jersey Tax-Exempt Fund(2)
FUNDS          California Tax-Exempt Fund(2)      Tax-Free Bond Fund
               Pennsylvania Tax-Exempt Fund(2)    Insured Tax-Exempt Fund
               Florida Tax-Exempt Fund(2)         Intermediate Tax-Exempt Fund

================================================================================
MONEY MARKET   Money Market Fund                  Cash Reserves
FUNDS

               1. Exchange privileges are subject to change or termination. Shares may be exchanged only to the same class of eligible funds.
               2.  Available only to investors in certain states.
               Oppenheimer funds are distributed by Oppenheimer Funds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.
               -c-Copyright 1995 Oppenheimer Management Corporation. All rights reserved.


               27 Oppenheimer Champion Income Fund

INFORMATION

GENERAL INFORMATION
Monday-Friday 8:30 a.m.-8 p.m. ET
Saturday 10 a.m.-2 p.m. ET
--------------
1-800-525-7048
--------------

TELEPHONE TRANSACTIONS
Monday-Friday 8:30 a.m.-8 p.m. ET
--------------
1-800-852-8457
--------------

PHONELINK
24 hours a day, automated
information and transactions
--------------
1-800-533-3310
--------------

TELECOMMUNICATIONS DEVICE
FOR THE DEAF (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET
--------------
1-800-843-4461
--------------

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments
--------------
1-800-835-3104
--------------

RA0190.001.0995 November 30, 1995
------------------------------------------------------------------------------

"HOW MAY I HELP YOU?"                [PHOTO]

                              Jennifer Leonard, Customer Service Representative Oppenheimer Shareholder Services

As an Oppenheimer funds shareholder, you have some privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.
     And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.
     When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.
     For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.
     You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer fund's transfer agent, Oppenheimer Shareholder Services, with their Award of Excellence in 1993.
     So call us today--we're here to help.
------------------------------------------------------------------------------
[LOGO] OPPENHEIMERFUNDS-C-                                      --------------
       Oppenheimer Funds Distributor, Inc.                      Bulk Rate
       P.O. Box 5270                                            U.S. Postage
       Denver, CO 80217-5270                                    PAID
                                                                Permit No. 469
                                                                Denver, CO
                                                                --------------